Stock-based Activity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Stock-based Activity

Amendment of Equity Incentive Plan

On March 31, 2015 the Company approved a Second Amended and Restated 2014 Employee, Director and Consultant Equity Incentive Plan (the “Plan”) to increase the number of shares reserved for issuance under the Plan from 158,073 to 8,360,789 shares of common stock. Additional changes to the Plan include:

●	An “evergreen” provision to reserve additional shares for issuance under the Plan on an annual basis commencing on the first day of fiscal 2016 and ending on the second day of fiscal 2024, such that the number of shares that may be issued under the Plan shall be increased by an amount equal to the lesser of: (i) 8,000,000 or the equivalent of such number of shares after the administrator, in its sole discretion, has interpreted the effect of any stock split, stock dividend, combination, recapitalization or similar transaction in accordance with the Plan; (ii) the number of shares necessary such that the total shares reserved under the Plan equals (x) 15% of the number of outstanding shares of common stock on such date (assuming the conversion of all outstanding shares of Preferred Stock (as defined in the Plan) and other outstanding convertible securities and exercise of all outstanding warrants to purchase common stock) plus (y) 229,000; and (iii) an amount determined by the Board;

●	Provide that no more than 3,000,000 shares may be granted to any participant in any fiscal year.

●	Provisions to allow for performance based equity awards to be issued by the Company in accordance with Section 162(m) of the Internal Revenue Code.

Stock-based Compensation

Total estimated stock-based compensation expense, related to all of the Company’s stock-based payment awards recognized under ASC 718, “Compensation—Stock Compensation” was comprised of the following:

	2015	2014
Research and development	$41,576	$38,628
General and administrative	41,196	42,814
Total share-based compensation expense	$82,772	$81,442

Stock-based Award Activity

The following table summarizes the Company’s stock option activity during the three months ended March 31, 2015:

	Options Outstanding	Weighted- Average Exercise Price
Outstanding at December 31, 2014	242,893	$3.92
Granted	-	-
Exercised	-	-
Forfeited/cancelled/expired	-	-
Outstanding and expected to vest at March 31, 2015	242,893	$3.92
Vested and exercisable at March 31, 2015	166,254	$3.81

The total unrecognized compensation cost related to unvested stock option grants as of March 31, 2015, was $667,633 and the weighted average period over which these grants are expected to vest is 2.4 years. The Company has assumed a forfeiture rate of zero. The weighted average remaining contractual life of stock options outstanding at March 31, 2015, is 7.7 years.

During the first three months of 2015, the Company made no grants of equity of any form to any director, officer, or other employees.

Because the Company had a net operating loss carryforward as of March 31, 2015, no tax benefits for the tax deductions related to stock-based compensation expense were recognized in the Company’s Condensed Consolidated Statements of Operations. Additionally, no stock options were exercised in the three months ended March 31, 2015 and 2014.

Common stock reserved for future issuance

Common stock reserved for future issuance consists of the following at March 31, 2015:

Common stock reserved for conversion of preferred stock	23,815,600
Common stock reserved for exercise of warrants	3,330,500
Common stock options outstanding	242,893
Authorized for future grant or issuance under the Stock Plan	8,529,148
Total	35,918,141

9. Stock-based Activity

Stock Incentive Plan

In September 2008, the Company’s stockholders approved the 2008 Stock Incentive Plan (the “2008 Plan”) which became effective in September 2008 and under which 65,507 shares of the Company’s common stock were initially reserved for issuance to employees, non-employee directors and consultants of the Company. In November 2012, the Company increased the authorized shares under the plan to 155,893. On February 14, 2013, the 2008 Plan terminated and no further grants of equity may be made thereunder.

In June 2014, MabVax Therapeutics Inc.’s stockholders approved the amended 2014 Stock Incentive Plan (the “2014 Plan”) which became effective and was adopted by the Company in the Merger in July 2014. The 2014 Plan authorized the issuance of up to 351,443 shares, 152,017 of which are contingent upon the forfeiture, expiration or cancellation of the 2008 Reserved Shares.

The 2014 Plan provides for the grant of incentive stock options, non-incentive stock options, stock appreciation rights, restricted stock awards, and restricted stock unit awards to eligible recipients. The maximum term of options granted under the Stock Plan is ten years. Employee option grants will generally vest 25% on the first anniversary of the original vesting date, and the balance vests monthly over the next three years. The vesting schedules for grants to non-employee directors and consultants will be determined by the Company’s Compensation Committee. Stock options are generally not exercisable prior to the applicable vesting date, unless otherwise accelerated under the terms of the applicable stock plan agreement.

Stock-based Compensation

Total estimated stock-based compensation expense, related to all of the Company’s stock-based payment awards recognized under ASC 718, “Compensation—Stock Compensation” was comprised of the following:

	Years Ended December 31,
	2014	2013
Research and development	$163,019	$166,796
General and administrative	441,957	159,848

Total share-based compensation expense	$604,976	$326,644

Stock-based Award Activity

The following table summarizes the Company’s stock option activity for the years ended December 31, 2014 and 2013:

	Options Outstanding	Weighted- Average Exercise Price
Outstanding at December 31, 2012	58,639	$0.83
Granted	93,378	1.44
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding at December 31, 2013	152,017	$1.19
Granted	90,876	8.47
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding and expected to vest at December 31, 2014	242,893	$3.92

Vested and exercisable at December 31, 2014	154,877	$3.77

The total unrecognized compensation cost related to unvested stock option grants as of December 31, 2014 was $750,405 and the weighted average period over which these grants are expected to vest is 2.5 years. The Company has assumed a forfeiture rate of zero. The weighted average remaining contractual life of stock options outstanding at December 31, 2014 is 7.9 years.

None of the stock options granted to employees during the year ended December 31, 2014 were vested at December 31, 2014, as they generally vest over a four year period and vesting does not start until the one-year anniversary of the grant date. During the year ended December 31, 2014, the Company granted five new board members appointed in connection with the Merger an aggregate of 55,580 in stock options, which were immediately vested on the grant date.

Valuation Assumptions

The Company used the Black-Scholes-Merton option valuation model, or the Black Scholes model, to determine the stock-based compensation expense recognized under ASC 718. The Company’s expected stock-price volatility assumption was based solely on the weighted average of the historical and implied volatility of comparable companies whose share prices are publicly available. The expected term of stock options granted was based on the simplified method in accordance with Staff Accounting Bulletin No. 110, or SAB 110, as the Company’s historical share option exercise experience did not provide a reasonable basis for estimation. The risk-free interest rate was based on the U.S. Treasury yield for a period consistent with the expected term of the stock award in effect at the time of the grant.

	Years Ended December 31,
	2014	2013
Risk-free interest rate	0.1 to 2%	0.6%
Dividend yield	—%	—%
Expected volatility	84 to 100%	86%
Expected life of options, in years	5 and 6.25	5
Weighted-average grant date fair value	$4.73	$11.84

Because the Company had a net operating loss carryforward as of December 31, 2014, no tax benefits for the tax deductions related to stock-based compensation expense were recognized in the Company’s Consolidated Statements of Operations. Additionally, no stock options were exercised in the years ended December 31, 2014 and 2013.

Common stock reserved for future issuance

Common stock reserved for future issuance consists of the following at December 31, 2014:

Common stock reserved for conversion of preferred stock and warrants	2,591,256
Common stock options outstanding	242,893
Authorized for future grant or issuance under the Stock Plan	326,431

Total	3,160,580